10-K Consolidated Statements of Income and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues
Gross written premiums	$ 175,539		$ 116,742		$ 313,971	$ 212,448	$ 507,688	$ 356,948
Ceded written premiums	(63,486)		(40,310)		(111,066)	(72,059)	(173,016)	(111,834)
Net written premiums	112,053		76,432		202,905	140,389	334,672	245,114
Change in net unearned premiums	(21,966)		(15,058)		(29,838)	(23,353)	(70,770)	(62,251)
Net earned premiums	90,087		61,374		173,067	117,036	263,902	182,863
Net investment income	8,777		4,048		16,437	7,401	19,371	4,725
Other insurance-related income	32		31		63	63	125	14
Total revenues	98,898		65,453		189,569	124,500	283,398	187,602
Expenses
Net losses and loss adjustment expenses	59,018		37,409		113,338	70,868	166,282	111,761
Net acquisition costs	7,582		4,960		14,104	9,531	20,935	15,194
Operating expenses	22,855		14,616		43,377	29,080	63,456	45,986
Non-operating expenses	1,481		0		1,698	0	630	0
Foreign exchange (gains) losses	(4)		8		30	(19)	(20)	0
Total expenses	91,488		56,993		173,103	109,460	251,283	172,941
Income before income taxes	7,410		8,460		16,466	15,040	32,115	14,661
Income tax expense	(1,877)		(1,905)		(3,921)	(3,485)	(7,068)	(3,405)
Net income	5,533	$ 7,012	6,555	$ 5,000	12,545	11,555	25,047	11,256
Other comprehensive income
Change in unrealized gain (loss) on investments (net of income tax (expense) benefit of $(1,413) and $4,247, respectively)	(21)		(2,718)		(937)	446	5,317	(15,975)
Total comprehensive income	$ 5,512		$ 3,837		$ 11,608	$ 12,001	$ 30,364	$ (4,719)
Earnings per share:
Basic (in dollars per share)	$ 0.20		$ 0.27		$ 0.49	$ 0.48	$ 1.04	$ 0.47
Diluted (in dollars per share)	$ 0.20		$ 0.27		$ 0.48	$ 0.48	$ 1.04	$ 0.47
Weighted average shares outstanding:
Basic (in shares)	27,648,869		24,000,000		25,824,434	24,000,000	24,000,000	24,000,000
Diluted (in shares)	27,771,108		24,000,000		25,885,554	24,000,000	24,000,000	24,000,000